TrimTabs All Cap International Free-Cash-Flow ETF
(formerly, TrimTabs All Cap International Free-Cash-Flow ETF)
Schedule of Investments
October 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.1%
Communication Services - 7.1%
Capcom Co. Ltd.	4,296	$235,942
Kakaku.com, Inc.	5,361	141,892
Rightmove PLC (a)	19,207	153,775
Square Enix Holdings Co. Ltd.	1,400	81,838
Tencent Holdings Ltd.	2,620	199,732
		813,179
Consumer Discretionary - 15.9%
adidas AG (a)	510	151,462
Alibaba Group Holding Ltd. - ADR (a)	652	198,658
Bayerische Motoren Werke AG	1,952	133,403
Daimler AG	2,724	140,859
Domino's Pizza Enterprises Ltd.	2,501	148,951
Howden Joinery Group PLC (a)	17,214	142,012
Lululemon Athletica, Inc. (a)	374	119,414
Oriental Land Co. Ltd.	986	137,359
Puma SE (a)	1,772	154,864
Rakuten, Inc.	13,300	128,941
Toyota Motor Corp.	1,108	71,997
Yum China Holdings, Inc.	2,846	151,493
ZOZO, Inc.	5,500	139,266
		1,818,679
Consumer staples - 1.0%
Reckitt Benckiser Group PLC	1,340	118,047
Consumer Staples - 8.7%
Alimentation Couche-Tard, Inc. - Class B	3,966	122,138
Diageo PLC	4,336	140,377
Ebro Foods SA	6,144	137,530
Kao Corp.	1,500	106,309
L'Oreal SA	459	148,451
Nestle SA	1,190	133,801
Shiseido Co. Ltd.	1,260	77,626
Strauss Group Ltd.	4,487	129,742
		995,974
Energy - 4.1%
Neste Oyj	3,111	161,885
TOTAL SE	2,415	72,622
Vestas Wind Systems A/S	1,377	235,029
		469,536
Financials - 9.0%
BNP Paribas SA (a)	4,564	158,693
DNB ASA (a)	12,644	170,456
Partners Group Holding AG	119	107,275
Royal Bank of Canada	1,998	139,840
Tokio Marine Holdings, Inc.	2,437	108,448
UBS Group AG	13,283	155,278
Zurich Insurance Group AG	559	185,327
		1,025,317
Health Care - 7.5%
CSL Ltd.	897	181,307
ICON PLC (a)	868	156,500
Novartis AG	1,948	151,876
Novo Nordisk A/S - Class B	2,059	132,247
Roche Holding AG	482	154,937
Shionogi & Co. Ltd.	1,800	84,657
		861,524
Industrials - 19.6%
Ashtead Group PLC	4,386	159,098
Canadian Pacific Railway Ltd.	577	172,598
Daikin Industries Ltd.	1,000	186,064
Deutsche Post AG	1,659	73,499
FANUC Corp.	600	126,367
GEA Group AG	4,065	135,259
Halma PLC	5,397	165,567
Intertek Group PLC	1,808	130,511
Keyence Corp.	300	135,393
Legrand SA	1,583	117,034
Omron Corp.	3,221	230,742
Recruit Holdings Co. Ltd.	3,775	143,147
Siemens AG	1,566	183,660
TOMRA Systems ASA	4,006	161,429
Yaskawa Electric Corp.	3,004	115,776
		2,236,144
Materials - 7.7%
Air Liquide SA	1,095	160,048
Fortescue Metals Group Ltd.	13,793	168,404
Givaudan SA	39	158,901
Linde PLC	472	104,000
Sika AG	676	166,392
West Fraser Timber Co. Ltd.	2,732	126,706
		884,451
Real Estate - 1.4%
Goodman Group (b)	12,656	163,684
Technology - 14.1%
ASML Holding NV	401	145,711
Atlassian Corp PLC - Class A (a)	876	167,859
Dassault Systemes SE	793	135,348
Logitech International SA	2,090	175,962
Nice Ltd. - ADR (a)	828	188,999
Nintendo Co. Ltd.	300	163,274
Nomura Research Institute Ltd.	5,412	159,990
Samsung Electronics Co. Ltd. - GDR (c)	173	218,499
SCSK Corp.	2,238	110,944
Tokyo Electron Ltd.	565	150,566
		1,617,152
TOTAL COMMON STOCKS (Cost $9,057,354)		11,003,687

EXCHANGE TRADED FUNDS - 3.3%
iShares MSCI South Korea ETF	5,834	378,626
EXCHANGE TRADED FUNDS (Cost $407,448)		378,626

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.010% (d)	32,798	32,798
TOTAL SHORT-TERM INVESTMENTS (Cost $32,798)		32,798

Total Investments (Cost $9,497,600) - 99.7%		11,415,111
Other Assets in Excess of Liabilities - 0.3%		32,408
TOTAL NET ASSETS - 100.0%		$11,447,519

Percentages are stated as a percent of net assets.
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid according to the Fund's liquidity guidelines. At October 31, 2020, the value of this security amounted to $218,499 or 1.9% of net assets.

(d)	Rate disclosed is the seven day yield as of October 31, 2020.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Fair Valuation Measurements
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$662,346	$-	$-	$662,346
Canada	680,697	-	-	$680,697
China	549,882	-	-	$549,882
Denmark	367,276	-	-	$367,276
Finland	161,885	-	-	$161,885
France	792,196	-	-	$792,196
Germany	973,005	-	-	$973,005
Ireland	260,501	-	-	$260,501
Israel	318,742	-	-	$318,742
Japan	2,836,537	-	-	$2,836,537
Netherlands	145,711	-	-	$145,711
Norway	331,885	-	-	$331,885
Republic of Korea	218,499	-	-	$218,499
Spain	137,530	-	-	$137,530
Switzerland	1,389,749	-	-	$1,389,749
United Kingdom	1,177,246	-	-	$1,177,246
Total Common Stocks	$11,003,687	$-	$-	$11,003,687
Exchange Traded Funds	$378,626	-	-	$378,626
Short-Term Investments	$32,798	-	-	$32,798
Total Investments in Securities	$11,415,111	$-	$-	$11,415,111

The Fund did not invest in any Level 3 securities during the period.
^See Schedule of Investments for sector breakouts.